Income Taxes (Income Taxes Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ (4,831)	$ 22	$ 3,319
Canadian Statutory rate	25.00%	26.50%	28.20%
Expected Income Tax	(1,208)	6	936
Statutory and other rate differences	(360)	118	101
Effect of legislative changes			13
International financing	(52)	(65)	(78)
Non-taxable capital (gains) losses	(16)	20	(38)
Tax differences on divestitures and transactions	(307)
Partnership tax allocation in excess of funding	(40)
Adjustment in respect of prior periods	(64)	(60)	36
Other	10	(2)	6
Income Tax Expense (Benefit), Total	(2,037)	17	976
Effective Tax Rate	42.20%	77.30%	29.40%
Canada [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	(2,246)	(1,973)	890
United States [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	(2,978)	1,477	1,928
Other [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ 393	$ 518	$ 501